Note 8 - Fair Value - Carrying Value And Fair Value - Liabilities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 643,765,000,000	€ 623,814,000,000	€ 636,736,000,000
Financial Liabilities Held For Trading [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	89,633,000,000	80,774,000,000	46,182,000,000
Financial Liabilities Held For Trading [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	89,633,149,000	80,774,053,000	46,182,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	10,010,000,000	6,993,000,000	2,222,000,000
Financial liabilities designated at fair value throuh profit or loss [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	10,010,264,000	6,993,275,000	2,222,000,000
Financial liabilities at amortized cost [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	516,641,000,000	509,185,000,000	543,713,000,000
Financial liabilities at amortized cost [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	515,910,367,000	510,299,958,000	544,604,000,000
Derivatives Hedge accounting [Member] | Book Value [Member]
Carrying Value And Fair Value Liabilities Line Items
Liabilities	2,233,000,000	2,680,000,000	2,880,000,000
Derivatives Hedge accounting [Member] | Fair Value Member
Carrying Value And Fair Value Liabilities Line Items
Liabilities	€ 2,232,966,000	€ 2,679,777,000	€ 2,880,000,000